UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21073

Bragg Capital Trust

(Exact name of registrant as specified in charter)

100 Queens Road Charlotte, NC 28204

(Address of principal executive offices)(Zip code)

100 Queens Road Charlotte, NC 28204

(Name and address of agent for service)

Registrant's telephone number, including area code: 704-714-7711

Date of fiscal year end:

May 31

Date of reporting period:

February 28, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Queens Road Small Cap Value Fund
	Schedule of Investments
	February 28, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 74.03%

Aircraft Part & Auxiliary Equipment - 1.23%
24,000	Ducommun, Inc.	$ 419,760

Application Software - 1.84%
72,900	Epicor Software Corp. *	624,753

Auto Parts & Equipment - 1.83%
27,769	ATC Technology Corp. *	622,303

Computer Storage & Preipherals - 1.36%
50,300	Imation Corp.	462,760

Construction & Farm Machinery - 0.85%
7,626	Oshkosh Truck Corp. *	290,703

Crude Petroleum & Natural Gas - 0.49%
38,900	Vaalco Energy, Inc. *	166,103

Data Processing Services - 1.14%
27,200	Total System Services, Inc.	387,328

Electric Utilites - 1.21%
12,350	MGE Energy, Inc.	409,895

Fabricated Plate Work (Boiler Shops) - 1.45%
24,278	Chart Industries, Inc. *	494,300

Fats & Oils - 1.66%
70,000	Darling International, Inc. *	564,200

Fire, Marine & Casulty Insurance - 1.68%
30,700	Hilltop Holdings, Inc. *	367,172
5,400	Zenith National Insurance	205,686
		572,858
Food Retail - 1.56%
2,317	Arden Group, Inc. Class-A	235,176
11,948	Village Super Market, Inc. Class-A	295,713
		530,889
Footwear - 1.16%
42,400	K-Swiss, Inc. Class-A *	396,016

Gas Utilities - 2.71%
18,900	Piedmont Natural Gas Co., Inc.	488,187
17,300	UGI Corp.	433,365
		921,552
Health Care Distributors & Services - 1.41%
10,720	Owens & Minor, Inc.	478,648

Health Care Supplies - 1.10%
2,402	Atrion Corp.	373,799

Home Health Care Service - 0.33%
2,100	Chemed Corp.	112,476

In Vitro & In Vivo Diagnostic Substances - 1.13%
19,800	Immucor, Inc. *	382,734

Industrial Machinery - 2.71%
19,700	Graco, Inc.	539,977
22,000	Hurco Co., Inc.	381,700
		921,677
Information Technology, Electronic Manufacturing Services - 2.47%
13,600	Park Electrochemical Corp.	369,648
55,100	TTM Technologies, Inc. *	470,554
		840,202
Insurance Brokers - 0.42%
10,000	American Safety Insurance Holdings Ltd. *	142,000

Investment Holding Company - 1.16%
28,900	Central Fund of Canada Ltd.	393,907

Measuring & Controlling Devices, NEC - 1.27%
12,500	Cubic Corp.	431,125

Metal Mining - 0.55%
20,000	Jaguar Mining, Inc. *	188,400

Mining & Quarrying of Nonmetallic Minerals - 1.20%
93,500	Usec, Inc. *	407,660

Multi-Line Insurance - 1.36%
34,300	Horace Mann Educators Corp.	460,992

National Commercial Banks - 0.96%
6,000	Cullen Frost Bankers, Inc.	324,900

Natural Gas Distribution - 0.91%
8,520	New Jersey Resources Corp.	310,298

Networking Equipment - 1.02%
15,200	Bel Fuse, Inc. Class-B	345,496

Office Services & Supplies - 1.57%
9,371	United Stationers, Inc. *	535,178

Oil & Gas Exploration & Production - 2.30%
7,000	Encore Acquisition Co. *	346,710
13,400	St. Mary Land & Exploration Co.	436,572
		783,282
Packaged Foods - 1.84%
12,774	Sanderson Farms, Inc.	625,415

Personal Products - 1.38%
7,375	CCA Industries, Inc.	39,973
31,700	Inter Parfums, Inc.	430,486
		470,459
Pharmaceutical Preparations - 1.65%
70,000	Prestige Brands Holdings, Inc. *	562,100

Primary Smelting & Refining of Nonferrous Metals - 0.87%
29,100	Horsehead Holding Corp. *	295,947

Property & Casualty Insurance - 1.49%
9,500	Proassurance Corp. *	506,540

Publishing & Printing - 3.68%
16,500	Interactive Data Corp.	500,115
25,545	Scholastic Corp.	751,023
		1,251,138
Pumps & Pumping Equipment - 1.00%
14,000	Robbins & Myers, Inc.	338,380

Reinsurance - 1.49%
6,000	Endurance Specialty Holdings, Ltd.	230,760
7,400	Platinum Underwriters Holdings Ltd.	276,686
		507,446
Retail-Radio, TV & Consumer Electronics Stores - 1.64%
28,500	Radioshack Corp.	557,460

Retail-Shoe Stores - 0.95%
25,000	Foot Locker, Inc.	324,250

Semi-Conductors & Related Devices - 1.08%
37,300	Micrel, Inc.	367,405

Services-Advertising - 0.93%
12,400	Valassis Communications, Inc. *	317,688

Services-Computer Processing & Data Preparation - 1.11%
22,300	Acxiom Corp. *	375,978

Services-Prepackaged Software - 4.12%
48,600	Double-Take Software, Inc. *	431,082
17,400	Progress Software Corp. *	487,548
52,500	Tibco Software, Inc. *	481,425
		1,400,055
Specialized Consumer Services - 0.70%
8,400	Plantronics, Inc.	238,812

Specialty Chemicals - 0.39%
20,335	American Pacific Corp. *	132,178

Steel - 0.85%
11,500	Cleco Corp.	290,260

Sugar & Confectionery Products - 1.44%
32,700	Imperial Sugar Co.	489,519

Surgical & Medical Instruments & Apparatus - 0.33%
7,000	Angiodynamics, Inc. *	113,820

Systems Software - 0.19%
12,400	Pervasive Software, Inc. *	63,116

Telephone & Telegraph Apparatus - 2.79%
14,500	Adtran, Inc.	339,010
88,000	Tellabs, Inc.	608,080
		947,090
Wholesale-Apparel, Piece Goods & Notions - 2.07%
50,535	Delta Apparel, Inc. *	700,920

TOTAL FOR COMMON STOCKS (Cost $20,769.575) - 74.03%		$ 25,172,170

SHORT TERM INVESTMENTS - 23.47%
7,979,914	AIM Short Term Investments Company Prime Portfolio 0.10% ** (Cost $7,979,914)	7,979,914

TOTAL INVESTMENTS (Cost $29,391,901) - 99.38%		$ 33,152,084

OTHER ASSETS LESS LIABILITIES - 2.51%		852,134

NET ASSETS - 100.00%		$ 34,004,218

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at February 28, 2010.

NOTES TO FINANCIAL STATEMENTS
Queens Road Small Cap Value Fund
1. SECURITY TRANSACTIONS
At February 28, 2010 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $29,391,901 amounted to $4,402,593, which consisted of aggregate gross unrealized appreciation of
$5,654,861 and aggregate gross unrealized depreciation of $1,252,268.

2. SECURITY VALUATION

Securities, which are traded on a national securities exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sales price.  Investments for which no sale was reported are valued at the last bid price. Short-term obligations having remaining maturities of 60 days or less, are valued at amortized cost. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Fund’s Board of Trustees.

In accordance with Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2010:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$25,172,170	$0	$0	$25,172,170
Closed End Mutual Funds	$0	$0	$0	$0
Preferred Stocks	$0			$0
Cash Equivalents	$7,979,914	$0	$0	$7,979,914
Total	$33,152,084	$0	$0	$33,152,084

	Queens Road Value Fund
	Schedule of Investments
	February 28, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 75.73%

Aerospace & Defense - 1.39%
3,600	United Technologies Corp.	$ 247,140

Alternative Carriers - 0.84%
5,166	Time Warner, Inc.	150,021

Apparel & Accessories - 1.52%
3,500	V.F. Corp.	270,830

Beverages - 1.26%
4,287	Brown Forman Corp. Class-B	224,467

Banks - 0.28%
2,000	US Bancorp	49,220

Broadcasting & Cable TV - 3.57%
35,490	CBS Corp. Class-B	461,015
8,800	Dish Network Corp. Class-A *	175,736
		636,751
Computer Hardware - 3.99%
20,000	Dell, Inc. *	264,800
3,500	International Business Machines Corp.	445,060
		709,860
Computer Storage & Peripherals - 4.23%
20,000	EMC Corp. *	349,800
4,600	Lexmark International Group *	155,066
12,500	Seagate Technology *	248,875
		753,741
Electric Utilites - 3.44%
10,900	Duke Energy Corp.	178,215
7,700	Progress Energy, Inc.	294,833
4,400	Southern Co.	139,788
		612,836
Environmental Services - 1.30%
7,000	Waste Connections, Inc. *	231,140

Financial Services - 0.86%
4,000	American Express Co.	152,760

Financials-Asset Management & Custody Banks - 3.74%
7,000	Bank of New York Co., Inc.	199,640
3,900	T. Rowe Price Associates, Inc.	197,691
6,000	State Street Corp.	269,460
		666,791
Food & Kindred Products - 1.06%
6,400	Unilever PLC ADR	188,416

Health Care Distributors & Services - 1.49%
4,300	Wellpoint, Inc. *	266,041

Health Care Facilities - 1.25%
6,500	Community Health Systems *	222,755

Household Products - 1.00%
2,900	Clorox Co.	177,799

Housewares & Specialties - 1.57%
6,380	Fortune Brands, Inc.	279,635

Industrial Conglomerates - 2.73%
3,162	Covidien Ltd.	155,317
9,162	Tyco International, Inc.	330,382
		485,699
Industrial Instruments For Measurement, Display And Control - 0.48%
1,150	Danaher Corp.	85,066

Industrial Machinery - 0.93%
5,200	Ingersoll-Rand Co. Ltd.	165,932

Insurance Brokers - 0.72%
5,500	Marsh & Mclennan Co., Inc.	127,710

Integrated Oil & Gas - 1.72%
4,700	Exxon Mobil Corp.	305,500

Integrated Telecommunication Services - 4.26%
11,100	AT&T, Inc.	275,391
6,000	CenturyTel, Inc.	205,620
27,333	Windstream Corp.	276,883
		757,894
Internet Software & Services - 1.98%
6,000	Intel Corp. *	123,180
15,000	Yahoo! Inc. *	229,650
		352,830
Leisure Products - 1.15%
5,700	Hasbro, Inc.	203,946

Movies & Entertainment - 5.19%
11,500	Microsoft Corp.	329,705
44,500	News Corp. Class-A	594,965
		924,670
Multi-Sector Holdings - 2.51%
18,800	Leucadia National Corp. *	446,312

National Commercial Banks - 0.94%
4,000	JP Morgan Chase & Co.	167,880

Pharmaceuticals - 7.90%
9,000	GlaxoSmithkline, PLC ADR	334,260
5,050	Johnson & Johnson	318,150
13,820	Merck & Co., Inc.	509,682
14,000	Pfizer, Inc.	245,700
		1,407,792
Property & Casualty Insurance - 4.68%
2	Berkshire Hathaway, Inc. Class A *	239,600
21,400	Progressive Corp.	367,010
4,300	Travelers Co., Inc.	226,137
		832,747
Publishing & Printing - 0.78%
3,300	John Wiley & Sons, Inc. Class-A	138,534

Reinsurance - 1.27%
4,100	RenaissanceRe Holdings Ltd.	226,976

Restaurants - 1.51%
4,225	McDonalds Corp.	269,766

Services-General Medical & Surgical Hospitals - 1.74%
8,900	Thomson Reuters Corp.	309,097

Surgical & Medical Instruments & Apparatus - 1.16%
2,600	3M Co.	208,390

Systems Software - 1.29%
14,000	Symantec Corp. *	231,700

TOTAL FOR COMMON STOCKS (Cost $12,358,267) - 75.73%		$ 13,488,644

EXCHANGE TRADED FUNDS - 2.46%
4,000	iShares Comex Gold *	437,840

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $394,359) - 2.46%		$ 437,840

SHORT TERM INVESTMENTS - 21.71%
3,867,107	AIM Short Term Investment Company Prime Portfolio 0.10% ** (Cost $3,867,107)	3,867,107

TOTAL INVESTMENTS (Cost $16,619,733) - 99.90%		17,793,591

OTHER ASSETS LESS LIABILITIES - 0.10%		18,251

NET ASSETS - 100.00%		$ 17,811,842

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at February 28, 2010.
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Queens Road Value Fund
1. SECURITY TRANSACTIONS
At February 28, 2010 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $16,619,733 amounted to $1,173,853, which consisted of aggregate gross unrealized appreciation of
$2,037,550 and aggregate gross unrealized depreciation of $863,697.

2. SECURITY VALUATION

Securities, which are traded on a national securities exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sales price.  Investments for which no sale was reported are valued at the last bid price. Short-term obligations having remaining maturities of 60 days or less, are valued at amortized cost. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Fund’s Board of Trustees.

In accordance with Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2010:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$13,488,644	$0	$0	$13,488,644
Exchange Traded Funds	$437,840	$0	$0	$437,840
Preferred Stocks	$0			$0
Cash Equivalents	$3,867,107	$0	$0	$3,867,107
Total	$17,793,591	$0	$0	$17,793,591

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bragg Capital Trust

By /s/Steven H. Scruggs, President

*  Steven H Scruggs, President

Date April 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Benton S. Bragg, Treasurer

*  Benton S Bragg,  Treasurer

Date April 27, 2010

By /s/Steven H Scruggs, President

*  Steven H Scruggs, President

Date April 27, 2010

* Print the name and title of each signing officer under his or her signature.